Nuveen Floating Rate Income Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
LONG-TERM INVESTMENTS - 99.8%
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 83 .9% (b) X 1,286,219,204
Automobiles & Components - 0.9%
$ 3,969 Adient US LLC, Term Loan B 8.713% SOFR30A 3.250% 4/08/28 $ 3,978,235
7,775 Clarios Global LP, Term Loan 9.098% SOFR30A 3.750% 4/20/30 7,797,353
1,399 DexKo Global Inc., Term Loan B 7.816% 3 Month LIBOR 3.750% 10/04/28 1,374,027
1,300 Phinia Inc, Term Loan B 9.490% SOFR90A 4.000% 7/03/28 1,305,688
Total Automobiles & Components 14,455,303
Capital Goods - 4.3%
2,446 ACProducts, Inc., Term Loan B 9.902% SOFR90A 4.250% 5/17/28 2,031,842
1,205 Aegion Corporation, Term Loan 10.395% TSFR3M 4.750% 5/17/28 1,193,790
347 Ali Group North America
Corporation, Term Loan B
7.463% SOFR30A 2.000% 10/13/28 347,416
1,226 Alliance Laundry Systems LLC,
Term Loan B
8.994% SOFR90A 3.500% 10/08/27 1,229,155
870 ASP Blade Holdings Inc ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 754,046
2,168 Centuri Group, Inc, Term Loan B 8.981% SOFR30A +
Prime
2.000% 8/28/28 2,168,611
4,269 Chamberlain Group Inc, Term
Loan B , (DD1)
8.698% SOFR30A 3.250% 10/22/28 4,189,348
5,129 Chart Industries, Inc., Term Loan 8.670% SOFR30A 3.250% 3/17/30 5,127,101
4,091 Core & Main LP, Term Loan B 7.999% SOFR30A +
TSFR1M
2.500% 6/10/28 4,096,721
296 Cornerstone Building Brands,
Inc., Term Loan B
8.673% SOFR30A 3.250% 4/12/28 289,644
6,259 Emrld Borrower LP, Term Loan
B , (DD1)
8.348% SOFR30A 3.000% 5/04/30 6,271,317
6,588 Fly Funding II S.a.r.l., Term Loan
B
7.380% 3-Month LIBOR 1.750% 8/09/25 6,210,318
9,324 Gates Global LLC, Term Loan B3 7.948% SOFR30A 2.500% 3/31/27 9,332,421
724 Griffon Corporation, Term Loan
B
7.791% SOFR90A 2.250% 1/19/29 723,966
539 Grinding Media Inc., Term Loan
B
7.649% SOFR90A 4.000% 10/12/28 524,291
733 Madison IAQ LLC, Term Loan 8.699% SOFR30A 3.250% 6/21/28 723,873
199 Quikrete Holdings, Inc., Term
Loan B
8.213% SOFR30A 2.750% 3/18/29 199,273
5,167 TransDigm, Inc., Term Loan I 8.640% SOFR90A 3.250% 8/24/28 5,175,168
10,136 Victory Buyer LLC, Term Loan ,
(DD1)
9.189% TSFR3M 3.750% 11/18/28 9,595,842
5,485 Windsor Holdings III, LLC, Term
Loan B
9.820% SOFR30A 4.500% 8/01/30 5,508,229
Total Capital Goods 65,692,372
Commercial & Professional Services - 5.2%
4,523 Allied Universal Holdco LLC,
Term Loan B , (DD1)
9.198% SOFR30A 3.750% 5/14/28 4,415,339
2,114 Amentum Government Services
Holdings LLC, Term Loan
9.331% SOFR30A 4.000% 2/07/29 2,111,155
585 Anticimex International AB,
Term Loan
8.960% SOFR90A 3.150% 11/16/28 580,728
2,162 Anticimex International AB,
Term Loan B1
8.960% SOFR90A 3.150% 11/16/28 2,149,007
8,032 Camelot U.S. Acquisition LLC,
Term Loan B
8.463% SOFR30A 3.000% 10/31/26 8,047,338

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Commercial & Professional Services (continued)
$ 2,139 CHG Healthcare Services Inc.,
Term Loan
8.713% SOFR30A 3.250% 9/30/28 $ 2,135,101
4,908 CoreLogic, Inc., Term Loan ,
(DD1)
8.963% SOFR30A 3.500% 6/02/28 4,628,879
4,008 Covanta Holding Corporation,
Term Loan B
7.843% SOFR30A 2.500% 11/30/28 3,997,235
305 Covanta Holding Corporation,
Term Loan C
7.843% SOFR30A 2.500% 11/30/28 304,563
1,122 Creative Artists Agency, LLC ,
Term Loan B
8.848% SOFR30A 3.500% 11/16/28 1,126,317
2,077 Dun & Bradstreet Corporation
(The), Term Loan B
8.193% TSFR1M 2.750% 2/08/26 2,079,923
2,376 Dun & Bradstreet Corporation
(The), Term Loan B2
8.343% TSFR1M 3.000% 1/18/29 2,380,743
1,615 Evertec Group, LLC, Term Loan
B
8.848% SOFR90A 3.500% 10/12/30 1,615,000
4,929 Garda World Security
Corporation, Term Loan B
9.746% SOFR90A 4.250% 10/30/26 4,928,604
10,386 GFL Environmental Inc., First
Lien Term Loan
7.912% TSFR3M 2.500% 5/31/27 10,425,312
4,007 LABL, Inc., Term Loan, First Lien
, (DD1)
10.343% SOFR30A 5.000% 10/29/28 3,797,784
161 (d) OMNIA Partners LLC, Term Loan 9.628% SOFR90A 4.250% 7/25/30 161,500
1,714 OMNIA Partners LLC, Term
Loan B
9.628% SOFR90A 4.250% 7/25/30 1,719,191
297 Physician Partners LLC, Term
Loan
9.533% SOFR90A 4.000% 2/01/29 281,532
5,735 Prime Security Services
Borrower, LLC, Term Loan B
7.829% TSFR1M 2.500% 10/11/30 5,743,975
3,822 Verscend Holding Corp., Term
Loan B
9.439% SOFR30A 4.000% 8/27/25 3,831,384
3,378 Vertical US Newco Inc, Term
Loan B , (DD1)
9.381% SOFR180A 3.500% 7/31/27 3,380,635
710 VT Topco, Inc., Term Loan B 9.598% SOFR30A 4.250% 8/10/30 711,704
9,503 WIN Waste Innovations
Holdings, Inc., Term Loan B
8.213% SOFR30A 2.750% 3/27/28 8,619,657
Total Commercial & Professional Services 79,172,606
Consumer Discretionary Distribution & Retail - 2.9%
818 Academy, Ltd., Term Loan 9.185% SOFR30A 3.750% 11/06/27 821,066
8,061 Avis Budget Car Rental, LLC,
Term Loan C
8.948% SOFR30A 3.500% 3/15/29 8,086,362
165 Belk, Inc., Term Loan 15.000% Prime 6.500% 7/31/25 142,395
798 Belk, Inc., Term Loan , (cash
5.000%, PIK 8.000%)
15.000% N/A N/A 7/31/25 149,525
4,455 Driven Holdings, LLC, Term
Loan B
8.333% TSFR1M 3.000% 12/17/28 4,368,090
2,036 EOS Finco Sarl, Term Loan 11.164% TSFR2M 5.750% 8/03/29 1,875,751
2,995 Fastlane Parent Company, Inc.,
Term Loan B
9.848% SOFR30A 4.500% 9/29/28 2,967,671
3,677 Jo-Ann Stores, Inc., Term Loan
B1
10.391% SOFR90A 4.750% 6/30/28 343,215
2,880 LBM Acquisition LLC, Term Loan
B , (DD1)
9.093% SOFR30A 3.750% 12/20/27 2,774,451
1,351 Les Schwab Tire Centers, Term
Loan B
8.694% TSFR1M 3.250% 11/02/27 1,352,368
14,085 PetSmart, Inc., Term Loan B 9.198% SOFR30A 3.750% 2/12/28 13,891,320
554 Restoration Hardware, Inc., Term
Loan B
7.963% SOFR30A 2.500% 10/15/28 524,857
998 SRS Distribution Inc., Term Loan
B
8.963% SOFR30A 3.500% 6/04/28 986,068

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Discretionary Distribution & Retail (continued)
$ 1,823 Staples, Inc., Term Loan 10.435% 1-Month LIBOR 5.000% 4/12/26 $ 1,670,955
723 Staples, Inc., Term Loan B2 9.935% 1-Month LIBOR 4.500% 9/12/24 721,408
2,214 Wand NewCo 3, Inc., Term Loan 8.128% SOFR30A 2.750% 2/05/26 2,218,737
1,800 WOOF Holdings, Inc, Term
Loan, First Lien
9.397% TSFR3M 3.750% 12/21/27 1,469,997
Total Consumer Discretionary Distribution & Retail 44,364,236
Consumer Durables & Apparel - 1.6%
750 AI Aqua Merger Sub Inc ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 744,375
9,397 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
8.216% 3-Month LIBOR
+ SOFR30A
3.750% 7/31/28 9,239,192
1,770 Birkenstock GmbH & Co. KG,
Term Loan B
8.894% SOFR90A 3.250% 4/28/28 1,775,160
2,952 Crocs, Inc., Term Loan B 8.540% SOFR90A 3.000% 2/19/29 2,965,755
3,167 Hayward Industries, Inc., Term
Loan
8.213% SOFR30A 2.750% 5/28/28 3,150,041
31 Serta Simmons Bedding, LLC,
Term Loan
12.900% SOFR90A 7.500% 6/29/28 30,704
664 SRAM, LLC , Term Loan B 8.213% SOFR30A 2.750% 5/18/28 661,665
6,945 Weber-Stephen Products LLC,
Term Loan B
8.713% SOFR30A 3.250% 10/29/27 5,983,867
Total Consumer Durables & Apparel 24,550,759
Consumer Services - 8.8%
1,435 1011778 B.C. Unlimited Liability
Company, Term Loan B5
7.598% SOFR30A 2.250% 9/13/30 1,431,067
168 24 Hour Fitness Worldwide, Inc.,
Exit Term Loan
19.651% SOFR90A 14.000% 9/29/26 88,022
353 24 Hour Fitness Worldwide, Inc.,
Term Loan
10.652% SOFR90A 5.000% 12/29/25 138,214
8,132 Alterra Mountain Company,
Term Loan
8.963% SOFR30A 3.500% 8/17/28 8,152,591
3,131 Alterra Mountain Company,
Term Loan B
9.198% SOFR30A 3.750% 5/31/30 3,140,524
1,615 AVSC Holding Corp., Term Loan
B3 , (cash 5.000%, PIK 10.000%)
10.000% 3-Month LIBOR 10.000% 12/04/26 1,630,239
4,821 Caesars Entertainment Corp,
Term Loan B
8.698% SOFR30A 3.250% 1/25/30 4,831,815
2,773 Carnival Corporation, Term
Loan B
8.593% SOFR30A 3.250% 10/18/28 2,764,250
3,647 Carnival Corporation, Term
Loan B
8.321% SOFR30A 3.000% 8/08/27 3,633,184
1,779 Churchill Downs Incorporated,
Term Loan B1
7.448% SOFR30A 2.000% 3/17/28 1,778,527
17,048 ClubCorp Holdings, Inc., Term
Loan B2
10.649% TSFR2M 5.000% 9/18/26 16,380,097
6,735 Equinox Holdings, Inc., Term
Loan, First Lien
8.691% 3-Month LIBOR
+ SOFR180A
3.000% 3/08/24 6,568,669
583 Equinox Holdings, Inc., Term
Loan, Second Lien
12.731% 3-Month LIBOR 7.000% 9/09/24 540,094
2,199 Everi Holdings Inc., Term Loan B 7.963% SOFR30A 2.500% 8/03/28 2,205,181
8,203 Fertitta Entertainment, LLC,
Term Loan B
9.348% SOFR30A 4.000% 1/27/29 8,154,755
6,625 FLUTTER FINANCING BV ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 6,612,578
1,595 Formula One Holdings Limited,
Term Loan B
7.598% SOFR30A 2.250% 1/15/30 1,598,485
4,283 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.990% SOFR90A 3.500% 10/31/29 4,295,133

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Services (continued)
$ 3,419 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.213% SOFR30A 2.750% 8/02/28 $ 3,421,203
2,841 IRB Holding Corp, Term Loan B 8.448% SOFR30A 3.000% 12/15/27 2,840,604
1,169 Life Time Fitness Inc , Term
Loan B
10.611% TSFR3M 4.750% 1/15/26 1,171,607
443 Motion Finco Sarl, Term Loan B2 8.902% SOFR90A 3.250% 11/04/26 442,966
3,129 NASCAR Holdings, Inc, Term
Loan B
7.963% SOFR30A 2.500% 10/19/26 3,143,279
3,044 Penn National Gaming, Inc.,
Term Loan B
8.198% SOFR30A 2.750% 4/20/29 3,047,544
3,102 Playa Resorts Holding B.V., Term
Loan B
9.580% SOFR30A 4.250% 1/05/29 3,109,316
11,138 Scientific Games International,
Inc., Term Loan
8.421% SOFR30A 3.000% 4/07/29 11,170,197
6,511 SeaWorld Parks &
Entertainment, Inc., Term Loan B
8.463% SOFR30A 3.000% 8/25/28 6,517,123
9,020 Spin Holdco Inc., Term Loan ,
(DD1)
9.664% SOFR90A 4.000% 3/06/28 7,863,660
5,151 Stars Group Holdings B.V. (The),
Term Loan
7.902% SOFR90A 2.250% 7/10/25 5,159,058
5,099 Stars Group Holdings B.V. (The),
Term Loan B
8.902% SOFR90A 3.250% 7/04/28 5,112,635
1,878 Twin River Worldwide Holdings,
Inc., Term Loan B
8.927% SOFR90A 3.250% 10/02/28 1,735,364
6,055 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
8.183% SOFR30A 2.750% 5/16/25 6,062,314
Total Consumer Services 134,740,295
Consumer Staples Distribution & Retail - 0.7%
1,804 Cardenas Markets, Inc., Term
Loan
12.240% SOFR90A 6.750% 8/01/29 1,806,821
8,374 US Foods, Inc., Term Loan B 7.963% SOFR30A 2.500% 11/22/28 8,413,841
Total Consumer Staples Distribution & Retail 10,220,662
Diversified Financials - 0.0%
1,831 (e) Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 6/30/24 54,001
Total Diversified Financials 54,001
Energy - 2.6%
388 BCP Renaissance Parent LLC,
Term Loan B
8.896% SOFR90A 3.500% 10/31/28 387,705
2,244 Epic Crude Services, LP, Term
Loan B
10.380% SOFR90A 5.000% 3/01/26 2,227,953
16,228 Freeport LNG Investments, LLLP,
Term Loan A
8.677% SOFR90A 3.000% 11/16/26 16,086,174
964 Freeport LNG Investments, LLLP,
Term Loan B
9.177% SOFR90A 3.500% 12/21/28 952,815
12,855 Gulf Finance, LLC, Term Loan 12.483% SOFR30A +
SOFR180A
6.750% 8/25/26 12,926,932
2,629 QuarterNorth Energy Holding
Inc., Exit Term Loan, Second
Lien
13.463% SOFR30A 8.000% 8/27/26 2,627,609
4,024 TransMontaigne Operating
Company L.P., Term Loan B
6.739% SOFR30A 3.500% 11/05/28 4,022,445
1,191 Traverse Midstream Partners
LLC, Term Loan
9.240% TSFR3M 3.750% 2/16/28 1,193,290
Total Energy 40,424,923

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Financial Services - 0.8%
$ 8,330 GTCR W MERGER SUB, Term
Loan , (WI/DD)
TBD TBD TBD TBD $ 8,331,041
3,108 Motion Finco Sarl, Term Loan B1 8.903% SOFR90A 3.250% 11/04/26 3,105,795
1,437 Trans Union, LLC, Term Loan B6 7.713% SOFR30A 2.250% 12/01/28 1,439,308
Total Financial Services 12,876,144
Food, Beverage & Tobacco - 2.0%
3,763 8th Avenue Food & Provisions,
Inc., Term Loan, First Lien
9.213% SOFR30A 3.750% 10/01/25 3,559,729
1,495 Arterra Wines Canada, Inc.,
Term Loan
9.152% SOFR90A 3.500% 11/25/27 1,424,327
2,610 CHG PPC Parent LLC, Term Loan 8.463% SOFR30A 3.000% 12/08/28 2,613,209
2,873 City Brewing Company, LLC,
Term Loan , (DD1)
9.164% TSFR1M 3.500% 4/05/28 2,335,530
2,235 Naked Juice LLC, Term Loan 8.650% 3-Month LIBOR
+ SOFR90A
3.250% 1/20/29 2,101,491
1,040 Naked Juice LLC, Term Loan,
Second Lien
11.490% SOFR90A 6.000% 1/20/30 842,508
7,194 Sunshine Investments B.V., Term
Loan
9.630% SOFR90A 4.250% 5/05/29 7,202,259
3,829 Sycamore Buyer LLC, Term
Loan B
7.705% SOFR30A 2.250% 7/23/29 3,808,060
6,430 Triton Water Holdings, Inc, Term
Loan
8.902% SOFR90A 3.250% 3/31/28 6,331,825
Total Food, Beverage & Tobacco 30,218,938
Health Care Equipment & Services - 8.1%
2,801 Agiliti Health, Inc, Term Loan 8.395% TSFR3M 3.000% 5/01/30 2,785,108
6,207 AHP Health Partners, Inc., Term
Loan B
8.963% SOFR30A 3.500% 8/23/28 6,197,688
17 Athenahealth, Inc., Term Loan B 8.598% SOFR30A 3.250% 1/27/29 16,525
16,955 Bausch & Lomb, Inc., Term Loan 8.755% SOFR90A 3.250% 5/05/27 16,472,394
621 Carestream Health, Inc., Term
Loan
12.990% SOFR90A 7.500% 9/30/27 465,807
5,655 CNT Holdings I Corp, Term Loan 8.926% SOFR90A 3.500% 11/08/27 5,671,124
1,010 Element Materials Technology
Group US Holdings Inc., Term
Loan , (DD1)
9.740% SOFR90A 4.250% 4/12/29 990,284
2,189 Element Materials Technology
Group US Holdings Inc., Term
Loan , (DD1)
9.740% SOFR90A 4.250% 4/12/29 2,145,614
1,673 Global Medical Response, Inc.,
Term Loan
9.895% TSFR3M 4.250% 3/14/25 1,266,485
9,658 Global Medical Response, Inc.,
Term Loan B , (DD1)
9.934% SOFR90A 4.250% 10/02/25 7,329,515
50 ICON Luxembourg S.A.R.L.,
Term Loan
7.902% SOFR90A 2.250% 7/01/28 49,824
703 LSCS Holdings, Inc., Term Loan,
First Lien
9.963% SOFR30A 4.614% 12/16/28 695,503
21,735 Medline Borrower, LP, Term
Loan B
8.463% SOFR30A 3.000% 10/21/28 21,763,898
3,201 National Mentor Holdings, Inc.,
Term Loan , (DD1)
9.219% SOFR30A +
SOFR90A
3.750% 3/02/28 2,925,132
90 National Mentor Holdings, Inc.,
Term Loan C , (DD1)
9.240% SOFR90A 3.750% 3/02/28 81,939
1,285 Onex TSG Intermediate Corp.,
Term Loan B
10.395% TSFR3M 4.750% 2/28/28 1,211,501
1,197 Packaging Coordinators Midco,
Inc., Term Loan, First Lien
9.152% SOFR90A 3.500% 11/30/27 1,195,047

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Health Care Equipment & Services (continued)
$ 15,389 Parexel International
Corporation, Term Loan, First
Lien
8.593% SOFR30A 3.250% 11/15/28 $ 15,393,271
2,533 Pathway Vet Alliance LLC ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 2,242,060
481 Phoenix Guarantor Inc, Term
Loan B
8.713% SOFR30A 3.250% 3/05/26 480,809
8,957 Select Medical Corporation,
Term Loan B1
8.348% SOFR30A 3.000% 3/06/27 8,971,004
733 Sound Inpatient Physicians,
Term Loan B
8.645% TSFR3M 3.000% 6/28/25 248,804
5,345 Star Parent, Inc., Term Loan B 9.386% TSFR3M 4.000% 9/28/30 5,236,630
17,367 Surgery Center Holdings, Inc.,
Term Loan
9.205% SOFR30A 3.750% 8/31/26 17,402,528
4,166 Team Health Holdings, Inc.,
Term Loan B , (DD1)
10.616% SOFR30A +
SOFR90A
5.250% 3/02/27 3,059,406
528 Vyaire Medical, Inc., Term Loan
B
10.408% TSFR3M 4.750% 4/16/25 376,058
Total Health Care Equipment & Services 124,673,958
Household & Personal Products - 0.4%
3,208 Kronos Acquisition Holdings
Inc., Term Loan B , (DD1)
9.402% SOFR90A 3.750% 12/22/26 3,184,804
2,481 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.538% SOFR90A 6.000% 12/22/26 2,488,814
Total Household & Personal Products 5,673,618
Insurance - 4.9%
2,218 Acrisure, LLC, Term Loan B 9.150% 3-Month LIBOR 3.500% 2/15/27 2,204,864
1,970 Acrisure, LLC, Term Loan B, First
Lien
9.900% 3-Month LIBOR 4.250% 2/15/27 1,971,560
6,891 Alliant Holdings Intermediate,
LLC, Term Loan B4
8.963% 1-Month LIBOR 3.500% 11/06/27 6,904,686
58 Alliant Holdings Intermediate,
LLC, Term Loan B5
8.831% TSFR1M 3.500% 2/08/27 58,123
2,674 AssuredPartners, Inc., Term Loan 8.848% SOFR30A 3.500% 2/13/27 2,676,045
1,964 AssuredPartners, Inc., Term
Loan B
8.963% SOFR30A 3.500% 2/13/27 1,965,022
3,925 AssuredPartners, Inc., Term
Loan B
8.963% SOFR30A 3.500% 2/13/27 3,927,486
3,179 Asurion LLC, Term Loan B11 9.698% SOFR30A 4.250% 8/19/28 3,132,822
3,810 Asurion LLC, Term Loan B8 ,
(DD1)
8.713% SOFR30A 3.250% 12/23/26 3,764,045
4,289 Asurion LLC, Term Loan B9 8.713% SOFR30A 3.250% 7/31/27 4,202,381
3,376 Broadstreet Partners, Inc., Term
Loan B
8.343% SOFR30A 3.000% 1/27/27 3,375,398
7,842 Broadstreet Partners, Inc., Term
Loan B2
8.713% SOFR30A 3.250% 1/27/27 7,840,495
3,242 Broadstreet Partners, Inc., Term
Loan B3
9.348% SOFR30A 4.000% 1/26/29 3,247,370
1,146 Hub International Limited, Term
Loan B
9.379% SOFR90A 4.000% 11/10/29 1,150,871
8,377 HUB International Limited, Term
Loan B
9.662% TSFR3M 4.250% 6/08/30 8,419,884
11,111 Ryan Specialty Group, LLC, Term
Loan
8.448% SOFR30A 3.000% 9/01/27 11,145,821
1,145 USI, Inc., Term Loan 8.640% SOFR90A 3.250% 9/14/30 1,145,086
5,528 USI, Inc., Term Loan 9.140% SOFR90A 3.750% 11/16/29 5,534,236
2,665 USI, Inc., Term Loan , (DD1) 8.640% SOFR90A 3.250% 9/14/30 2,665,666
Total Insurance 75,331,861

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Materials - 4.0%
$ 3,280 Arsenal AIC Parent LLC, Term
Loan
9.848% SOFR30A 4.500% 7/27/30 $ 3,287,167
4,249 Ascend Performance Materials
Operations LLC, Term Loan B
10.317% SOFR90A 4.750% 8/27/26 3,962,795
835 Avient Corporation, Term Loan
B7
7.890% SOFR90A 2.500% 8/29/29 838,157
4,325 Axalta Coating Systems U.S.
Holdings, Inc., term Loan B4
7.890% SOFR90A 2.500% 12/20/29 4,340,891
2,088 Berlin Packaging LLC, Term
Loan B5 , (DD1)
9.293% TSFR1M +
TSFR3M
3.750% 3/11/28 2,069,281
1,030 Berry Global, Inc., Term Loan Z 7.186% SOFR30A 1.750% 7/01/26 1,031,824
7,245 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.623% SOFR30A 4.175% 3/30/29 7,198,234
2,639 CPC Acquisition Corp, Term
Loan
9.402% SOFR90A 3.750% 12/29/27 2,015,536
2,325 Derby Buyer LLC, Term Loan 9.570% SOFR90A 4.250% 10/12/30 2,323,059
5,118 Discovery Purchaser
Corporation, Term Loan
9.765% SOFR90A 4.375% 8/03/29 4,898,150
574 INEOS Quattro Holdings UK
Ltd, Term Loan
9.198% SOFR30A 3.750% 3/03/30 555,997
2,250 INEOS Quattro Holdings UK
Ltd, Term Loan B, First Lien
9.698% SOFR30A 4.250% 3/31/29 2,195,156
1,147 Ineos US Finance LLC, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 1,138,969
4,903 Klockner-Pentaplast of America,
Inc., Term Loan B
10.476% SOFR180A 4.725% 2/09/26 4,556,848
1,231 Kraton Corporation, Term Loan 8.921% SOFR90A 3.250% 3/15/29 1,187,196
4,784 Lonza Group AG, Term Loan B 9.415% TSFR3M 3.250% 7/03/28 4,088,128
3,000 Nouryon USA LLC ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 2,983,125
550 PMHC II, Inc., Term Loan B 9.807% SOFR90A 4.250% 2/03/29 493,840
2,867 Proampac PG Borrower LLC,
Term Loan
10.939% SOFR90A +
Prime
4.000% 9/26/28 2,852,665
2,269 Reynolds Group Holdings Inc. ,
Term Loan B
8.713% SOFR30A 3.250% 9/24/28 2,272,872
2,636 Reynolds Group Holdings Inc. ,
Term Loan B2
8.713% SOFR30A 3.250% 2/05/26 2,642,894
249 Starfruit Finco B.V, Term Loan 9.423% SOFR30A 4.000% 3/03/28 248,128
1,557 TricorBraun Holdings, Inc., Term
Loan
8.713% SOFR30A 3.250% 3/03/28 1,525,970
1,750 Tronox Finance LLC, Term Loan
B
8.848% SOFR30A 3.500% 8/16/28 1,746,176
1,459 Viant Medical Holdings, Inc.,
Term Loan, First Lien
9.213% SOFR30A 3.750% 7/02/25 1,440,597
Total Materials 61,893,655
Media & Entertainment - 8.1%
2,877 ABG Intermediate Holdings 2
LLC, Term Loan B1
8.948% SOFR30A 3.500% 12/21/28 2,886,722
256 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
11.448% SOFR30A 6.000% 12/20/29 258,081
2,466 Altice Financing SA, Term Loan 10.394% TSFR3M 5.000% 10/31/27 2,366,589
8,703 AMC Entertainment Holdings,
Inc. , Term Loan B
8.436% TSFR1M 3.000% 4/22/26 7,067,296
12,180 Cengage Learning, Inc., Term
Loan B
10.405% TSFR3M 4.750% 7/14/26 12,189,582
238 Checkout Holding Corp., Term
Loan
14.869% SOFR90A 7.500% 5/24/30 135,153
2,985 Cinemark USA, Inc., Term Loan
B
9.105% SOFR30A +
SOFR90A
3.750% 5/18/30 2,992,836

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Media & Entertainment (continued)
$ 23,306 Clear Channel Outdoor
Holdings, Inc., Term Loan B
9.145% 1 + 3 Month
LIBOR
3.500% 8/21/26 $ 22,910,252
4,161 Crown Finance US, Inc., Term
Loan
7.381% SOFR90A 8.500% 7/31/28 4,254,224
1,085 CSC Holdings, LLC, Term Loan 7.687% 1-Month LIBOR 2.250% 1/15/26 1,056,768
740 CSC Holdings, LLC, Term Loan
B5
7.937% 1-Month LIBOR 2.500% 4/15/27 695,061
6,524 CSC Holdings, LLC, Term Loan
B6
9.823% SOFR30A 4.500% 1/18/28 6,304,334
868 (e) Diamond Sports Group, LLC,
Term Loan, Second Lien
8.314% SOFR90A 3.250% 8/24/26 21,328
7,180 DirecTV Financing, LLC, Term
Loan
10.556% SOFR30A +
SOFR90A
5.000% 8/02/27 7,075,829
6,788 Dotdash Meredith Inc, Term
Loan B
9.420% SOFR30A 4.000% 12/01/28 6,719,736
362 Getty Images, Inc., Term Loan B 9.990% SOFR90A 4.500% 2/19/26 363,703
1,507 Gray Television, Inc., Term Loan
E
7.935% SOFR30A 2.500% 1/02/26 1,506,535
7,196 iHeartCommunications, Inc.,
Term Loan
8.343% SOFR30A 3.000% 5/01/26 6,052,523
8,306 McGraw-Hill Global Education
Holdings, LLC, Term Loan
9.964% 1 + 3 + 6
Month LIBOR
4.750% 7/30/28 8,179,822
712 Mission Broadcasting, Inc., Term
Loan B
7.963% SOFR30A 2.500% 6/03/28 708,951
3,800 NEP Group Inc ,Term Loan , (WI/
DD)
TBD TBD TBD TBD 3,451,065
1,447 Outfront Media Capital LLC,
Term Loan B
7.098% SOFR30A 1.750% 11/18/26 1,441,785
1,019 Playtika Holding Corp, Term
Loan
8.213% SOFR30A 2.750% 3/11/28 1,014,545
18,138 Rackspace Technology Global,
Inc., Term Loan B
8.186% SOFR30A 2.750% 2/09/28 7,595,165
3,894 Radiate Holdco, LLC, Term Loan
B
8.713% SOFR30A 3.250% 9/25/26 3,008,452
2,710 Simon & Schuster Inc, Term
Loan B
9.390% SOFR90A 4.000% 9/27/30 2,712,547
7,400 Virgin Media Bristol LLC, Term
Loan Y
8.790% SOFR180A 3.250% 3/06/31 7,309,239
3,612 WideOpenWest Finance LLC,
Term Loan B
8.390% SOFR90A 3.000% 12/20/28 3,254,258
Total Media & Entertainment 123,532,381
Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
1,650 Amneal Pharmaceuticals LLC,
Term Loan B
10.822% SOFR30A 5.500% 5/04/28 1,575,750
363 Avantor Funding, Inc., Term
Loan B5
7.698% SOFR30A 2.250% 11/06/27 363,404
760 Catalent Pharma Solutions Inc.,
Term Loan B3
7.449% SOFR30A 2.000% 2/22/28 741,204
1,347 Curia Global, Inc., Term Loan ,
(DD1)
9.216% SOFR30A +
TSFR3M
3.750% 8/30/26 1,138,292
6,550 Grifols Worldwide Operations
USA, Inc., Term Loan B
7.443% SOFR30A +
SOFR90A
2.000% 11/15/27 6,478,572
12 ICON Luxembourg S.A.R.L.,
Term Loan
7.902% SOFR90A 2.250% 7/01/28 12,506
27,071 Jazz Financing Lux S.a.r.l., Term
Loan
8.963% SOFR30A 3.500% 5/05/28 27,148,241
16,999 Organon & Co, Term Loan 8.436% SOFR30A 3.000% 6/02/28 16,996,643
2,606 Perrigo Investments, LLC, Term
Loan B
7.698% SOFR30A 2.250% 4/05/29 2,602,864
Total Pharmaceuticals, Biotechnology & Life Sciences 57,057,476

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Real Estate Management & Development - 0.4%
$ 2,584 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.698% SOFR30A 3.250% 1/31/30 $ 2,513,270
2,500 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
9.348% SOFR30A 4.000% 1/31/30 2,456,250
278 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.213% SOFR30A 2.750% 8/21/25 277,781
1,367 Forest City Enterprises, L.P.,
Term Loan B
8.963% SOFR30A 3.500% 12/08/25 1,237,867
Total Real Estate Management & Development 6,485,168
Semiconductors & Semiconductor Equipment - 0.1%
3,477 Bright Bidco B.V., Term Loan ,
(cash 6.378%, PIK 8.000%)
7.189% 3-Month LIBOR
+ TSFR3M
4.500% 10/31/27 1,286,431
Total Semiconductors & Semiconductor Equipment 1,286,431
Software & Services - 10.9%
994 Ahead DB Holdings, LLC, Term
Loan B
9.240% SOFR90A 3.750% 10/16/27 987,086
1,444 Applied Systems, Inc., Term
Loan, First Lien
9.890% SOFR90A 4.500% 9/19/26 1,450,529
3,130 AppLovin Corporation, Term
Loan B
8.448% SOFR30A 3.100% 10/21/28 3,134,147
524 Apttus Corporation, Term Loan 9.463% SOFR30A 4.000% 5/08/28 524,558
965 Asurion LLC, Term Loan B4,
Second Lien
10.713% SOFR30A 5.250% 1/20/29 856,920
8,145 Avaya, Inc., Term Loan 13.848% SOFR30A 1.500% 8/01/28 7,225,478
8,606 Banff Merger Sub Inc, Term
Loan
9.213% SOFR30A 3.750% 10/02/25 8,617,327
3,229 Camelot U.S. Acquisition LLC,
Term Loan B
8.463% SOFR30A 3.000% 10/31/26 3,236,908
1,770 CCC Intelligent Solutions Inc.,
Term Loan B
7.713% SOFR30A 2.250% 9/21/28 1,771,881
650 Delta TopCo, Inc., Term Loan,
Second Lien
12.569% SOFR180A 7.250% 12/01/28 650,539
1,931 DTI Holdco, Inc., Term Loan 10.133% SOFR90A 4.750% 4/21/29 1,890,797
1,832 Emerald TopCo Inc, Term Loan 8.963% SOFR30A 3.500% 7/25/26 1,785,943
12,936 Epicor Software Corporation,
Term Loan
8.713% SOFR30A 3.250% 7/30/27 12,978,488
5,892 Greeneden U.S. Holdings II,
LLC, Term Loan B4
9.463% SOFR30A 4.000% 12/01/27 5,905,977
1,532 Greenway Health, LLC, Term
Loan, First Lien
9.213% SOFR30A 3.750% 2/16/24 1,388,897
2,095 IGT Holding IV AB, Term Loan
B2
8.962% SOFR90A 3.400% 3/29/28 2,097,402
6,523 Informatica LLC, Term Loan B 8.213% SOFR30A 2.750% 10/14/28 6,520,568
3,524 Instructure Holdings, Inc., Term
Loan B
8.679% SOFR30A 2.750% 10/30/28 3,518,562
286 iQor US Inc., Exit Term Loan 12.948% SOFR30A 7.600% 11/19/24 284,412
790 iQor US Inc., Second Out Term
Loan
12.948% SOFR30A 7.600% 11/19/25 566,153
160 Ivanti Software Inc ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 147,627
1,431 Ivanti Software, Inc., Term Loan
B , (DD1)
9.907% SOFR90A 4.250% 12/01/27 1,329,514
7,923 McAfee, LLC, Term Loan B 9.170% SOFR30A 3.750% 2/03/29 7,848,432
995 MH Sub I LLC ,Term Loan , (WI/
DD)
TBD TBD TBD TBD 997,284
3,000 Mitchell International, Inc., Term
Loan B
9.400% SOFR90A 3.750% 10/15/28 2,984,055
932 NortonLifeLock Inc., Term Loan
B
7.448% SOFR30A 2.000% 1/28/29 930,754

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Software & Services (continued)
$ 23,023 Open Text Corporation, Term
Loan B
8.198% SOFR30A 2.750% 1/31/30 $ 23,083,828
3,198 Perforce Software, Inc., Term
Loan B , (DD1)
9.198% SOFR30A 3.750% 7/01/26 3,118,670
390 Project Ruby Ultimate Parent
Corp., Term Loan
8.713% SOFR30A 3.250% 3/10/28 387,481
2,125 Quartz Acquireco LLC, Term
Loan B
8.848% SOFR30A 3.500% 4/14/30 2,130,313
– (f) RealPage, Inc, Term Loan, First
Lien
8.463% SOFR30A 3.000% 4/22/28 133
3,581 Rocket Software Inc, Term Loan
, (WI/DD)
TBD TBD TBD TBD 3,517,858
573 Sedgwick Claims Management
Services, Inc., Term Loan B
9.098% SOFR30A 3.750% 2/24/28 574,398
6,024 Sophia, L.P., Term Loan B 8.948% SOFR30A 3.500% 10/07/27 6,039,354
814 SS&C European Holdings Sarl,
Term Loan B4
7.213% SOFR30A 1.750% 4/16/25 815,494
862 SS&C Technologies Inc., Term
Loan B3
7.213% SOFR30A 1.750% 4/16/25 863,614
1,053 SS&C Technologies Inc., Term
Loan B6
7.698% SOFR30A 2.250% 3/22/29 1,053,125
1,771 SS&C Technologies Inc., Term
Loan B7
7.698% SOFR30A 2.250% 3/22/29 1,772,245
9,022 Syniverse Holdings, Inc., Term
Loan
12.390% SOFR90A 7.000% 5/10/29 7,894,231
5,574 Tempo Acquisition LLC, Term
Loan B
8.098% SOFR30A 2.750% 8/31/28 5,585,670
13,229 Ultimate Software Group Inc
(The), Term Loan
8.764% SOFR90A 3.250% 5/03/26 13,253,766
4,677 Ultimate Software Group Inc
(The), Term Loan B
9.233% TSFR3M 3.750% 5/03/26 4,694,760
1,065 Ultimate Software Group Inc
(The), Term Loan, Second Lien
10.764% SOFR30A 5.250% 5/03/27 1,068,248
5,439 Vision Solutions, Inc., Term Loan 9.640% SOFR90A 4.000% 5/28/28 5,332,101
3,399 West Corporation, Term Loan
B3
9.484% SOFR30A +
TSFR2M +
TSFR3M
4.000% 4/10/27 3,194,046
3,639 Zelis Healthcare Corporation,
Term Loan
8.963% SOFR30A 3.500% 9/30/26 3,645,710
Total Software & Services 167,655,283
Technology Hardware & Equipment - 1.4%
6,429 CommScope, Inc., Term Loan B 8.713% SOFR30A 3.250% 4/06/26 5,653,872
5,477 Delta TopCo, Inc., Term Loan B
, (DD1)
9.069% SOFR180A 3.750% 12/01/27 5,455,295
3,728 Ingram Micro Inc., Term Loan 8.653% SOFR90A 3.000% 7/02/28 3,729,041
3,527 MLN US HoldCo LLC, Term Loan 12.195% TSFR3M 6.700% 10/18/27 687,685
6,070 MLN US HoldCo LLC, Term
Loan, First Lien
10.011% TSFR3M 4.500% 12/01/25 834,656
1,875 NCR Atleos LLC, Term Loan B 10.198% SOFR30A 4.750% 3/22/29 1,840,622
1,343 Riverbed Technology, Inc., Term
Loan
9.890% SOFR90A 4.500% 7/01/28 931,526
1,605 ViaSat, Inc., Term Loan 9.848% SOFR30A 4.500% 3/05/29 1,551,757
900 ViaSat, Inc., Term Loan 9.944% SOFR30A 4.500% 5/30/30 868,500
Total Technology Hardware & Equipment 21,552,954

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Telecommunication Services - 5.6%
$ 1,679 Altice France S.A., Term Loan
B12
9.343% 3-Month LIBOR 3.688% 1/31/26 $ 1,578,071
9,051 Altice France S.A., Term Loan
B13
9.641% 3-Month LIBOR 4.000% 8/14/26 8,461,123
1,479 Cablevision Lightpath LLC, Term
Loan B
8.687% SOFR30A 3.250% 12/01/27 1,474,760
1,844 CenturyLink, Inc., Term Loan B 7.713% SOFR30A 2.250% 3/15/27 1,117,060
3,923 Cincinnati Bell, Inc., Term Loan
B2 , (DD1)
8.698% SOFR30A 3.250% 11/23/28 3,885,323
601 Connect Finco Sarl, Term Loan B 8.848% SOFR30A 3.500% 12/11/26 600,789
4,619 Cyxtera DC Holdings, Inc., Term
Loan
13.936% TSFR1M 8.500% 12/07/23 4,642,395
13,800 (e) Cyxtera DC Holdings, Inc., Term
Loan B
0.000% N/A N/A 5/01/24 8,719,263
15,394 Dawn Acquisition LLC, Term
Loan , (DD1)
9.402% SOFR90A 3.750% 12/31/25 14,282,557
2,441 Eagle Broadband Investments
LLC, Term Loan
8.652% SOFR90A 3.000% 11/12/27 2,370,489
14,928 Frontier Communications Corp.,
Term Loan B
9.213% SOFR30A 3.750% 10/08/27 14,678,058
2,478 GOGO Intermediate Holdings
LLC, Term Loan B
9.213% SOFR30A 3.750% 4/28/28 2,483,695
4,627 Iridium Satellite LLC, Term Loan
B
7.848% SOFR30A 2.500% 9/20/30 4,634,390
155 LCPR Loan Financing LLC, Term
Loan B
9.293% TSFR2M 3.750% 10/15/28 155,073
4,795 Level 3 Financing Inc., Term
Loan B
7.093% SOFR30A 1.750% 3/01/27 4,543,263
5,219 Virgin Media Bristol LLC, Term
Loan N
7.937% SOFR30A 2.500% 1/31/28 5,143,037
7,371 Ziggo Financing Partnership,
Term Loan I
7.937% SOFR30A 2.500% 4/30/28 7,243,332
Total Telecommunication Services 86,012,678
Transportation - 4.3%
3,850 AAdvantage Loyalty IP Ltd.,
Term Loan
10.427% SOFR90A 4.750% 4/20/28 3,914,334
10,276 Air Canada, Term Loan B 9.139% TSFR3M 3.500% 8/11/28 10,285,341
422 Brown Group Holding, LLC,
Term Loan B
8.093% SOFR30A 2.750% 4/22/28 419,194
2,622 Brown Group Holding, LLC,
Term Loan B2
9.115% SOFR30A +
SOFR90A
3.750% 6/09/29 2,627,684
1,200 First Student Bidco Inc, Term
Loan B
8.655% SOFR90A 3.000% 7/21/28 1,183,242
451 First Student Bidco Inc, Term
Loan C
8.652% SOFR90A 3.000% 7/21/28 444,527
9,976 Hertz Corporation, (The), Term
Loan B , (DD1)
8.713% SOFR30A 3.250% 6/30/28 9,872,176
1,922 Hertz Corporation, (The), Term
Loan C , (DD1)
8.713% SOFR30A 3.250% 6/30/28 1,902,400
13,780 Kestrel Bidco Inc., Term Loan B 8.443% TSFR1M 3.000% 12/11/26 13,560,445
4,905 KKR Apple Bidco, LLC, Term
Loan
8.213% SOFR30A 2.750% 9/25/28 4,880,618
2,953 KKR Apple Bidco, LLC, Term
Loan
9.348% SOFR30A 4.000% 9/23/28 2,957,014
6,149 Mileage Plus Holdings LLC,
Term Loan B
10.798% SOFR90A 5.250% 6/21/27 6,348,592
930 SkyMiles IP Ltd., Term Loan B 9.166% SOFR90A 3.750% 10/20/27 952,087
6,039 United Airlines, Inc., Term Loan
B
9.207% TSFR1M 3.750% 4/21/28 6,051,099
Total Transportation 65,398,753

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Utilities - 2.2%
$ 805 ExGen Renewables IV, LLC,
Term Loan
8.150% SOFR90A 2.500% 12/15/27 $ 803,860
2,391 Generation Bridge Northeast
LLC, Term Loan B
9.598% SOFR30A 4.250% 8/07/29 2,402,718
1,665 Hamilton Projects Acquiror, LLC
, Term Loan B
9.963% SOFR30A 4.500% 6/26/27 1,671,123
2,966 Pacific Gas & Electric Company,
Term Loan
8.463% SOFR30A 3.000% 6/23/25 2,971,920
13,751 Talen Energy Supply, LLC, Term
Loan B , (DD1)
9.869% SOFR90A 4.500% 5/17/30 13,818,920
11,171 Talen Energy Supply, LLC, Term
Loan C , (DD1)
9.869% SOFR90A 4.500% 5/27/30 11,226,208
Total Utilities 32,894,749
Total Variable Rate Senior Loan Interests
(cost $1,318,482,950) 1,286,219,204
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 13 .2 % X 201,670,547
Automobiles & Components - 0.2%
$ 1,000 Clarios Global LP / Clarios US Finance Co, 144A 6.750% 5/15/28 $ 1,008,975
525 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 519,914
1,500 Ford Motor Credit Co LLC 5.584% 3/18/24 1,496,993
Total Automobiles & Components 3,025,882
Capital Goods - 0.3%
5,000 TransDigm Inc, 144A 6.875% 12/15/30 5,006,250
Total Capital Goods 5,006,250
Commercial & Professional Services - 1.9%
12,050 GFL Environmental Inc, 144A 5.125% 12/15/26 11,689,723
1,750 GTCR W-2 MERGER SUB LLC, 144A 7.500% 1/15/31 1,782,813
10,905 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 10,785,820
4,000 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.250% 4/15/24 3,976,343
250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 240,067
Total Commercial & Professional Services 28,474,766
Consumer Discretionary Distribution & Retail - 0.6%
10,650 Hertz Corp/The, 144A 4.625% 12/01/26 9,386,537
Total Consumer Discretionary Distribution & Retail 9,386,537
Consumer Services - 1.2%
3,000 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 2,586,247
7,230 Caesars Entertainment Inc, 144A 6.250% 7/01/25 7,188,377
1,000 Caesars Entertainment Inc, 144A 7.000% 2/15/30 1,000,900
1,000 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
4.625% 1/15/29 888,450
5,500 Life Time Inc, 144A 5.750% 1/15/26 5,389,858
2,000 MGM Resorts International 6.750% 5/01/25 2,004,002
Total Consumer Services 19,057,834
Energy - 1.0%
275 BORR IHC LTD / BORR FIN, 144A 10.000% 11/15/28 278,438
6,500 Citgo Petroleum Corp, 144A 7.000% 6/15/25 6,430,018
4,000 (g) Matador Resources Co 5.875% 9/15/26 3,925,576

Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy (continued)
$ 1,000 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 $ 1,003,757
250 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 246,059
2,000 Transocean Inc, 144A 11.500% 1/30/27 2,080,000
1,000 Weatherford International Ltd, 144A 8.625% 4/30/30 1,033,922
Total Energy 14,997,770
Equity Real Estate Investment Trusts (Reits) - 0.2%
3,000 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 2,795,339
Total Equity Real Estate Investment Trusts (Reits) 2,795,339
Health Care Equipment & Services - 1.7%
585 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 563,216
250 CHS/Community Health Systems Inc, 144A 6.000% 1/15/29 210,625
2,000 Global Medical Response Inc, 144A 6.500% 10/01/25 1,480,000
1,000 HCA Inc 5.000% 3/15/24 997,196
492 Heartland Dental LLC / Heartland Dental Finance Corp,
144A
8.500% 5/01/26 464,802
2,000 Select Medical Corp, 144A 6.250% 8/15/26 1,985,595
5,000 Team Health Holdings Inc 0.000% 6/30/28 4,900,000
13,500 Tenet Healthcare Corp 4.875% 1/01/26 13,264,884
2,500 Tenet Healthcare Corp 4.625% 6/15/28 2,328,481
500 (g) Tenet Healthcare Corp 6.125% 10/01/28 484,750
Total Health Care Equipment & Services 26,679,549
Insurance - 0.4%
2,100 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 1,945,944
4,000 HUB International Ltd, 144A 7.250% 6/15/30 4,088,245
Total Insurance 6,034,189
Materials - 0.8%
4,000 (g) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
4.000% 9/01/29 3,178,645
1,500 Arsenal AIC Parent LLC, 144A 8.000% 10/01/30 1,530,464
3,750 Ball Corp 6.000% 6/15/29 3,741,862
2,280 LABL Inc, 144A 9.500% 11/01/28 2,200,203
1,000 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC, 144A
4.375% 9/30/28 908,750
Total Materials 11,559,924
Media & Entertainment - 1.3%
4,750 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 4,752,256
2,900 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 2,684,242
1,730 CSC Holdings LLC, 144A 3.375% 2/15/31 1,180,116
1,955 (e) Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
5.375% 8/15/26 46,431
2,000 (e) Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 42,500
508 iHeartCommunications Inc 6.375% 5/01/26 432,117
500 iHeartCommunications Inc, 144A 5.250% 8/15/27 383,181
3,900 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 3,273,799
500 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
5.000% 8/15/27 471,453
1,000 Radiate Holdco LLC / Radiate Finance Inc, 144A 4.500% 9/15/26 744,900
7,000 Ziggo Bond Co BV, 144A 6.000% 1/15/27 6,668,287
Total Media & Entertainment 20,679,282

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
$ 3,000 Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 $ 2,360,350
Total Pharmaceuticals, Biotechnology & Life Sciences 2,360,350
Software & Services - 0.1%
2,240 Open Text Holdings Inc, 144A 4.125% 12/01/31 1,913,122
Total Software & Services 1,913,122
Technology Hardware & Equipment - 0.2%
3,500 Commscope Inc, 144A 6.000% 3/01/26 3,001,250
Total Technology Hardware & Equipment 3,001,250
Telecommunication Services - 0.8%
4,284 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 4,024,718
1,000 (g) Frontier Communications Holdings LLC 5.875% 11/01/29 800,390
5,910 Level 3 Financing Inc, 144A 10.500% 5/15/30 5,555,400
2,000 Level 3 Financing Inc, 144A 3.400% 3/01/27 1,890,000
Total Telecommunication Services 12,270,508
Transportation - 2.0%
3,287 Air Canada, 144A 3.875% 8/15/26 3,068,124
1,500 Allegiant Travel Co, 144A 7.250% 8/15/27 1,425,000
20,000 American Airlines Inc, 144A 11.750% 7/15/25 21,887,000
1,500 (g) American Airlines Inc, 144A 7.250% 2/15/28 1,481,467
1,500 United Airlines Inc, 144A 4.625% 4/15/29 1,339,064
1,000 United Airlines Inc, 144A 4.375% 4/15/26 950,932
Total Transportation 30,151,587
Utilities - 0.3%
496 Pacific Gas and Electric Co 3.150% 1/01/26 468,037
497 Pacific Gas and Electric Co 4.500% 7/01/40 393,831
2,602 PG&E Corp 5.000% 7/01/28 2,475,175
1,000 PG&E Corp 5.250% 7/01/30 939,365
Total Utilities 4,276,408
Total Corporate Bonds
(cost $210,389,839) 201,670,547
Shares Description (a) Value
X –
COMMON STOCKS - 1 .6 % X 25,120,979
Banks - 0.0%
28,137 (h) iQor US Inc $ 24,620
Total Banks 24,620
Capital Goods - 0.0%
2,687 (h) TNT Crane & Rigging Inc 4,031
4,761 (h) TNT Crane & Rigging Inc 1,190
Total Capital Goods 5,221
Commercial & Professional Services - 0.0%
5,481 (g),(h) Skillsoft Corp 104,906
Total Commercial & Professional Services 104,906
Consumer Discretionary Distribution & Retail - 0.0%
99 (h) Belk Inc 792
Total Consumer Discretionary Distribution & Retail 792

Shares Description (a) Value
Consumer Services - 0.0%
159,883 (h) 24 Hour Fitness Worldwide Inc $ 1,279
76,044 (h) 24 Hour Fitness Worldwide Inc 761
17,726 (h) Cengage Learning Holdings II Inc 168,840
953 (h) Crown Finance US Inc 17,095
Total Consumer Services 187,975
Energy - 0.9%
8,735 California Resources Corp 447,319
2,246 Chord Energy Corp 364,167
85,364 (h) Quarternorth Energy Holding Inc 11,438,776
76,990 (h) Transocean Ltd 489,656
5,884 (h) Vantage Drilling International 147,100
Total Energy 12,887,018
Health Care Equipment & Services - 0.0%
61,430 (h),(i) Millennium Health LLC 8,170
57,666 (h),(i) Millennium Health LLC 1,903
52,393 (h) Onex Carestream Finance LP 5,239
Total Health Care Equipment & Services 15,312
Media & Entertainment - 0.0%
7,105 (h) Catalina Marketing Corp 1,776
Total Media & Entertainment 1,776
Semiconductors & Semiconductor Equipment - 0.0%
63,592 (h) Bright Bidco BV 24,165
46,554 (h) TNT Crane and Rigging Inc 17,691
Total Semiconductors & Semiconductor Equipment 41,856
Software & Services - 0.1%
270,704 (h) Avaya Inc 1,804,784
Total Software & Services 1,804,784
Technology Hardware & Equipment - 0.0%
57,126 (h) Avaya Inc 380,859
24,672 (h) Windstream Services PE LLC 228,216
Total Technology Hardware & Equipment 609,075
Telecommunication Services - 0.0%
18,781 (h) Windstream Services PE LLC 173,724
Total Telecommunication Services 173,724
Transportation - 0.0%
1,018 (h) ACBL HLDG CORP 40,720
Total Transportation 40,720
Utilities - 0.6%
115,290 (h),(j) Energy Harbor Corp 9,223,200
Total Utilities 9,223,200
Total Common Stocks
(cost $36,293,202) 25,120,979

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Shares Description (a) Value
X –
WARRANTS - 0 .8 % X 12,149,827
Energy - 0.6%
500 California Resources Corp $ 8,150
55,057 Quarternorth Energy Holding Inc 7,377,638
28,708 Quarternorth Energy Holding Inc 574,160
55,290 Quarternorth Energy Holding Inc 516,022
Total Energy 8,475,970
Media & Entertainment - 0.2%
192,004 Cineworld Group PLC 3,444,168
Total Media & Entertainment 3,444,168
Telecommunication Services - 0.0%
4 Intelsat SA/Luxembourg 1
Total Telecommunication Services 1
Transportation - 0.0%
3,029 ACBL HLDG CORP 181,740
1,071 ACBL HLDG CORP 42,840
11,952 (i) American Commercial Barge Line LLC 2,988
6,058 (i) American Commercial Barge Line LLC 2,120
Total Transportation 229,688
Total Warrants
(cost $4,296,596) 12,149,827
Shares Description (a) Value
–
EXCHANGE-TRADED FUNDS - 0 .3 % X 5,016,000
240,000
Invesco Senior Loan ETF
$ 5,016,000
Total Exchange-Traded Funds
(cost $5,038,800) 5,016,000
Shares Description (a) Coupon Value
–
CONVERTIBLE PREFERRED SECURITIES - 0 .0 % X 258,780
Transportation - 0.0%
4,313 ACBL HLDG CORP 0.000% $ 258,780
Total Transportation 258,780
Total Convertible Preferred Securities
(cost $131,546) 258,780
Total Long-Term Investments
(cost $1,574,632,933) 1,530,435,337
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2% X –
3,587,289 (k) State Street Navigator Securities Lending
Government Money Market Portfolio
5.370%(l) $ 3,587,289
Total Investments Purchased with Collateral from Securities Lending
(cost $3,587,289) 3,587,289
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 1.4%

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Coupon Value
X –
INVESTMENT COMPANIES - 1 .4 % X 21,041,727
21,041,727 BlackRock Liquidity Funds T-Fund 5.240%(m) $ 21,041,727
Total Investment Companies
(cost $21,041,727) 21,041,727
Total Short-Term Investments
(cost $21,041,727) 21,041,727
Total Investments (cost $ 1,599,261,949 ) - 101 .4% 1,555,064,353
Other Assets & Liabilities, Net -  (1.4)% (21,889,981)
Net Assets - 100% $ 1,533,174,372
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,286,219,204 $ – $ 1,286,219,204
Corporate Bonds – 201,670,547 – 201,670,547
Common Stocks 1,406,048 23,704,858 10,073 25,120,979
Warrants 8,150 12,136,569 5,108 12,149,827
Exchange-Traded Funds 5,016,000 – – 5,016,000
Convertible Preferred Securities – 258,780 – 258,780
Investments Purchased with Collateral from
Securities Lending 3,587,289 – – 3,587,289
Short-Term Investments:
Investment Companies 21,041,727 – – 21,041,727
Total
$ 31,059,214 $ 1,523,989,958 $ 15,181 $ 1,555,064,353
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(c) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

(d) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Principal Amount (000) rounds to less than $1,000.
(g) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,440,026.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with
Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.

Nuveen High Yield Income Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 96.6%
X –
CORPORATE BONDS - 83 .0 % X 432,621,696
Automobiles & Components - 3.9%
$ 500 Adient Global Holdings Ltd, 144A 8.250% 4/15/31 $ 508,363
2,000 (b) Dana Inc 5.625% 6/15/28 1,906,200
4,200 (c) Ford Motor Credit Co LLC (SOFR reference rate + 2.950%
spread)
7.526% 3/06/26 4,241,426
3,420 (b) Ford Motor Credit Co LLC 6.800% 5/12/28 3,479,464
2,850 (b) Goodyear Tire & Rubber Co/The 5.000% 7/15/29 2,600,193
2,850 Goodyear Tire & Rubber Co/The 5.625% 4/30/33 2,452,959
3,500 IHO Verwaltungs GmbH, 144A , (cash 4.750%, PIK 5.500%) 4.750% 9/15/26 3,295,240
1,800 IHO Verwaltungs GmbH, 144A , (cash 6.375%, PIK 7.125%) 6.375% 5/15/29 1,652,759
Total Automobiles & Components 20,136,604
Capital Goods - 3.5%
3,508 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 3,424,510
1,600 Albion Financing 2SARL, 144A 8.750% 4/15/27 1,521,904
500 Bombardier Inc, 144A 7.875% 4/15/27 500,363
1,025 Brand Industrial Services Inc, 144A 10.375% 8/01/30 1,062,751
3,000 (b) GrafTech Global Enterprises Inc, 144A 9.875% 12/15/28 2,355,000
1,800 Howmet Aerospace Inc 5.950% 2/01/37 1,769,473
3,000 Spirit AeroSystems Inc, 144A 9.750% 11/15/30 3,159,178
1,500 TransDigm Inc, 144A 6.875% 12/15/30 1,501,875
925 TransDigm Inc, 144A 7.125% 12/01/31 940,854
500 TransDigm Inc 4.625% 1/15/29 451,090
1,800 United Rentals North America Inc 4.000% 7/15/30 1,603,904
Total Capital Goods 18,290,902
Commercial & Professional Services - 5.7%
1,800 ADT Security Corp/The, 144A 4.875% 7/15/32 1,577,376
5,270 Allied Universal Holdco LLC / Allied Universal Finance Corp,
144A
6.625% 7/15/26 5,120,771
1,800 ASGN Inc, 144A 4.625% 5/15/28 1,675,044
1,500 Garda World Security Corp, 144A 4.625% 2/15/27 1,426,237
1,350 Garda World Security Corp, 144A 7.750% 2/15/28 1,362,940
1,110 GFL Environmental Inc, 144A 6.750% 1/15/31 1,119,713
2,920 Gtcr W-2 Merger Sub, LLC, 144A 7.500% 1/15/31 2,974,750
2,440 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 2,119,750
2,500 MPH Acquisition Holdings LLC, 144A 5.750% 11/01/28 1,935,800
7,175 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 6,889,915
1,500 Verscend Escrow Corp, 144A 9.750% 8/15/26 1,505,630
2,000 VT Topco Inc, 144A 8.500% 8/15/30 2,047,860
Total Commercial & Professional Services 29,755,786
Consumer Discretionary Distribution & Retail - 3.7%
3,650 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 3,183,772
3,000 Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A 8.000% 2/15/31 2,932,177
1,800 Bath & Body Works Inc 6.875% 11/01/35 1,702,987
5,000 Kohl's Corp 4.625% 5/01/31 3,656,250
1,590 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 1,389,401
1,200 LCM Investments Holdings II LLC, 144A 8.250% 8/01/31 1,206,265
1,500 Macy's Retail Holdings LLC, 144A 6.125% 3/15/32 1,345,208
2,000 Michaels Cos Inc/The, 144A 7.875% 5/01/29 1,136,960
1,500 (b) Michaels Cos Inc/The, 144A 5.250% 5/01/28 1,094,895
2,083 Staples Inc, 144A 7.500% 4/15/26 1,843,441
Total Consumer Discretionary Distribution & Retail 19,491,356

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Consumer Services - 6.1%
$ 500 1011778 BC ULC / New Red Finance Inc, 144A 4.375% 1/15/28 $ 464,048
1,800 1011778 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 1,603,028
500 Caesars Entertainment Inc, 144A 8.125% 7/01/27 509,377
500 Carnival Holdings Bermuda Ltd, 144A 10.375% 5/01/28 543,700
3,050 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 2,863,628
3,209 (b) Cinemark USA Inc, 144A 5.875% 3/15/26 3,113,340
500 Cinemark USA Inc, 144A 5.250% 7/15/28 450,050
500 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
4.625% 1/15/29 444,225
1,800 Hilton Domestic Operating Co Inc, 144A 3.625% 2/15/32 1,511,719
2,000 Merlin Entertainments Ltd, 144A 5.750% 6/15/26 1,930,047
2,000 NCL Corp Ltd, 144A 5.875% 3/15/26 1,895,000
2,150 NCL Corp Ltd, 144A 8.125% 1/15/29 2,189,263
1,800 NCL Corp Ltd, 144A 8.375% 2/01/28 1,862,001
2,065 Raising Cane's Restaurants LLC, 144A 9.375% 5/01/29 2,168,343
2,000 Royal Caribbean Cruises Ltd, 144A 8.250% 1/15/29 2,091,770
940 Royal Caribbean Cruises Ltd, 144A 7.250% 1/15/30 957,465
2,300 Royal Caribbean Cruises Ltd, 144A 11.625% 8/15/27 2,494,463
2,735 Scientific Games International Inc, 144A 7.500% 9/01/31 2,775,112
500 VOC Escrow Ltd, 144A 5.000% 2/15/28 466,605
1,800 Yum! Brands Inc 5.375% 4/01/32 1,703,373
Total Consumer Services 32,036,557
Consumer Staples Distribution & Retail - 1.3%
2,785 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 2,796,513
1,555 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 1,534,111
1,190 US Foods Inc, 144A 7.250% 1/15/32 1,217,537
980 US Foods Inc, 144A 6.875% 9/15/28 993,602
Total Consumer Staples Distribution & Retail 6,541,763
Energy - 11.1%
1,835 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.375% 6/15/29 1,718,373
2,060 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 2,011,075
2,000 Baytex Energy Corp, 144A 8.500% 4/30/30 2,045,220
2,000 BORR IHC LTD / BORR FIN, 144A 10.000% 11/15/28 2,025,000
1,750 Callon Petroleum Co, 144A 8.000% 8/01/28 1,774,575
2,000 Citgo Petroleum Corp, 144A 8.375% 1/15/29 2,016,194
1,280 Civitas Resources Inc, 144A 8.625% 11/01/30 1,325,726
1,440 Civitas Resources Inc, 144A 8.375% 7/01/28 1,474,835
1,530 CNX Midstream Partners LP, 144A 4.750% 4/15/30 1,332,211
1,800 DT Midstream Inc, 144A 4.375% 6/15/31 1,579,456
2,900 Energean Israel Finance Ltd, 144A , Reg S 5.875% 3/30/31 2,445,442
1,840 EQM Midstream Partners LP, 144A 6.500% 7/01/27 1,842,928
2,525 Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/30 2,567,159
1,908 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 1,909,752
2,930 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 2,704,818
1,540 Nabors Industries Inc, 144A 9.125% 1/31/30 1,544,004
1,000 Parkland Corp/Canada, 144A 4.625% 5/01/30 892,500
1,800 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 1,800,000
2,855 Permian Resources Operating LLC, 144A 7.000% 1/15/32 2,862,817
3,130 Shelf Drilling Holdings Ltd, 144A 9.625% 4/15/29 3,011,562
1,800 Southwestern Energy Co 4.750% 2/01/32 1,605,344
1,500 Transocean Inc, 144A 11.500% 1/30/27 1,560,000
500 Transocean Inc, 144A 8.750% 2/15/30 510,643
1,500 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 1,530,000

Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy (continued)
$ 340 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 9/01/27 $ 335,623
1,800 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 4/01/26 1,789,833
1,800 Venture Global Calcasieu Pass LLC, 144A 6.250% 1/15/30 1,766,461
1,985 Venture Global LNG Inc, 144A 8.125% 6/01/28 1,968,062
5,790 Venture Global LNG Inc, 144A 9.875% 2/01/32 5,933,836
1,800 Weatherford International Ltd, 144A 8.625% 4/30/30 1,861,060
Total Energy 57,744,509
Equity Real Estate Investment Trusts (Reits) - 0.9%
2,000 GLP Capital LP / GLP Financing II Inc 6.750% 12/01/33 2,019,532
1,815 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 1,576,309
1,800 MPT Operating Partnership LP / MPT Finance Corp 3.500% 3/15/31 1,109,575
Total Equity Real Estate Investment Trusts (Reits) 4,705,416
Equity Real Estate Investment Trusts (REITs) - 2.3%
1,800 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 1,628,100
2,000 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 1,810,457
4,110 Iron Mountain Inc, 144A 7.000% 2/15/29 4,142,642
2,250 (b) MPT Operating Partnership LP / MPT Finance Corp 5.000% 10/15/27 1,793,084
2,892 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
10.500% 2/15/28 2,844,630
Total Equity Real Estate Investment Trusts (REITs) 12,218,913
Financial Services - 4.7%
3,075 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 2,808,541
500 Genesis Energy LP / Genesis Energy Finance Corp 7.750% 2/01/28 493,876
3,000 Hunt Cos Inc, 144A 5.250% 4/15/29 2,574,446
4,625 (b) Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 3,791,921
3,000 Navient Corp 4.875% 3/15/28 2,656,848
1,975 Navient Corp 5.500% 3/15/29 1,726,541
1,800 NFP Corp, 144A 6.875% 8/15/28 1,602,640
2,850 OneMain Finance Corp 4.000% 9/15/30 2,321,659
2,250 (b) OneMain Finance Corp 7.125% 3/15/26 2,268,810
1,800 OneMain Finance Corp 3.875% 9/15/28 1,545,711
2,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.625% 3/01/29 1,756,666
1,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 2.875% 10/15/26 903,750
Total Financial Services 24,451,409
Food, Beverage & Tobacco - 1.6%
3,410 B&G Foods Inc, 144A 8.000% 9/15/28 3,485,033
500 Post Holdings Inc, 144A 5.500% 12/15/29 470,016
3,175 Primo Water Holdings Inc, 144A 4.375% 4/30/29 2,817,030
1,500 Triton Water Holdings Inc, 144A 6.250% 4/01/29 1,284,375
Total Food, Beverage & Tobacco 8,056,454
Health Care Equipment & Services - 5.9%
3,000 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 2,676,776
2,500 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 1,834,200
2,025 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 1,593,704
4,500 DaVita Inc, 144A 4.625% 6/01/30 3,803,467
500 DaVita Inc, 144A 3.750% 2/15/31 391,420
3,000 Global Medical Response Inc, 144A 6.500% 10/01/25 2,220,000
920 (b) Heartland Dental LLC / Heartland Dental Finance Corp,
144A
8.500% 5/01/26 869,142
2,555 Heartland Dental, LLC 10.500% 4/30/28 2,593,325
1,800 IQVIA Inc, 144A 6.500% 5/15/30 1,815,210
3,000 LifePoint Health Inc, 144A 9.875% 8/15/30 2,917,350

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Health Care Equipment & Services (continued)
$ 1,745 LifePoint Health Inc, 144A 11.000% 10/15/30 $ 1,749,653
2,400 Star Parent Inc, 144A 9.000% 10/01/30 2,492,542
5,300 Tenet Healthcare Corp, 144A 6.750% 5/15/31 5,305,951
500 Tenet Healthcare Corp 6.125% 10/01/28 484,750
Total Health Care Equipment & Services 30,747,490
Household & Personal Products - 0.7%
3,850 (b) Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A
7.000% 12/31/27 3,564,446
Total Household & Personal Products 3,564,446
Insurance - 0.9%
2,000 Acrisure LLC / Acrisure Finance Inc, 144A 7.000% 11/15/25 1,974,797
2,402 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 2,399,751
500 HUB International Ltd, 144A 7.250% 6/15/30 511,030
Total Insurance 4,885,578
Materials - 9.3%
1,800 (b) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
4.000% 9/01/29 1,430,390
2,000 Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
3.250% 9/01/28 1,720,161
3,490 Arsenal AIC Parent LLC, 144A 8.000% 10/01/30 3,560,879
1,800 Avient Corp, 144A 7.125% 8/01/30 1,810,411
1,800 Axalta Coating Systems LLC, 144A 3.375% 2/15/29 1,568,218
1,800 Ball Corp 6.000% 6/15/29 1,796,094
1,000 Celanese US Holdings LLC 6.330% 7/15/29 1,018,460
3,509 Cleveland-Cliffs Inc, 144A 6.750% 4/15/30 3,413,658
1,800 Clydesdale Acquisition Holdings Inc, 144A 8.750% 4/15/30 1,615,202
1,800 Clydesdale Acquisition Holdings Inc, 144A 6.625% 4/15/29 1,732,001
2,000 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 1,922,800
1,800 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 1,780,452
1,800 Herens Holdco Sarl, 144A 4.750% 5/15/28 1,396,076
3,462 INEOS Quattro Finance 2 Plc, 144A 9.625% 3/15/29 3,574,232
2,500 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 2,483,454
2,170 Mineral Resources Ltd, 144A 8.500% 5/01/30 2,193,783
2,975 Mineral Resources Ltd, 144A 9.250% 10/01/28 3,076,745
2,000 NOVA Chemicals Corp, 144A 8.500% 11/15/28 2,066,000
500 Olympus Water US Holding Corp, 144A 9.750% 11/15/28 514,277
2,200 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC, 144A
4.375% 9/30/28 1,999,250
930 Sealed Air Corp/Sealed Air Corp US, 144A 7.250% 2/15/31 952,041
750 Summit Materials Finance Corp , (WI/DD) 7.250% 1/15/31 755,058
3,145 SunCoke Energy Inc, 144A 4.875% 6/30/29 2,705,158
4,195 Tronox Inc, 144A 4.625% 3/15/29 3,566,841
Total Materials 48,651,641
Media & Entertainment - 9.6%
500 Altice Financing SA, 144A 5.750% 8/15/29 411,041
1,500 Altice Financing SA, 144A 5.000% 1/15/28 1,284,382
1,750 Cablevision Lightpath LLC, 144A 5.625% 9/15/28 1,308,335
5,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.000% 2/01/28 4,685,393
2,750 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 2,653,284
2,642 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 2,643,255
1,800 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 2/01/31 1,501,557
3,000 CSC Holdings LLC, 144A 5.500% 4/15/27 2,652,280
1,750 CSC Holdings LLC, 144A 6.500% 2/01/29 1,480,115
1,800 CSC Holdings LLC 5.250% 6/01/24 1,714,683

Principal
Amount (000)   Description (a) Coupon Maturity Value
Media & Entertainment (continued)
$ 1,750 CSC Holdings LLC, 144A 4.500% 11/15/31 $ 1,238,441
6,300 DISH Network Corp, 144A 11.750% 11/15/27 6,253,553
1,500 Getty Images Inc, 144A 9.750% 3/01/27 1,501,802
2,000 LCPR Senior Secured Financing DAC, 144A 6.750% 10/15/27 1,880,650
2,113 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 1,773,728
2,000 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
7.375% 2/15/31 2,051,000
1,850 Sirius XM Radio Inc, 144A 4.000% 7/15/28 1,652,959
2,340 Univision Communications Inc, 144A 4.500% 5/01/29 2,053,172
1,640 UPC Broadband Finco BV, 144A 4.875% 7/15/31 1,383,750
2,450 UPC Holding BV, 144A 5.500% 1/15/28 2,224,723
2,113 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 1,988,447
5,220 VZ Secured Financing BV, 144A 5.000% 1/15/32 4,281,265
1,500 Ziggo Bond Co BV, 144A 6.000% 1/15/27 1,428,919
Total Media & Entertainment 50,046,734
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
300 Emergent BioSolutions Inc, 144A 3.875% 8/15/28 118,124
500 Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 393,392
Total Pharmaceuticals, Biotechnology & Life Sciences 511,516
Real Estate Management & Development - 0.3%
1,522 Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp, 144A
7.000% 4/15/30 1,314,973
Total Real Estate Management & Development 1,314,973
Software & Services - 1.0%
2,000 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 1,716,580
2,500 Condor Merger Sub Inc, 144A 7.375% 2/15/30 2,159,623
1,800 Open Text Holdings Inc, 144A 4.125% 12/01/31 1,537,330
Total Software & Services 5,413,533
Technology Hardware & Equipment - 1.5%
1,800 Commscope Inc, 144A 8.250% 3/01/27 895,500
1,800 (b) CommScope Technologies LLC, 144A 6.000% 6/15/25 1,413,000
2,350 Imola Merger Corp, 144A 4.750% 5/15/29 2,135,184
1,765 NCR Atleos Escrow Corp, 144A 9.500% 4/01/29 1,822,698
1,800 Sensata Technologies BV, 144A 4.000% 4/15/29 1,615,529
Total Technology Hardware & Equipment 7,881,911
Telecommunication Services - 2.6%
2,000 Altice France SA/France, 144A 8.125% 2/01/27 1,720,341
1,800 Altice France SA/France, 144A 5.500% 1/15/28 1,377,286
1,750 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 1,482,855
500 Frontier Communications Holdings LLC, 144A 6.750% 5/01/29 423,430
2,500 Iliad Holding SASU, 144A 7.000% 10/15/28 2,398,996
3,000 Level 3 Financing Inc, 144A 3.400% 3/01/27 2,835,000
3,750 Virgin Media Finance PLC, 144A 5.000% 7/15/30 3,131,355
Total Telecommunication Services 13,369,263
Transportation - 3.9%
4,000 Allegiant Travel Co, 144A 7.250% 8/15/27 3,800,000
1,945 (b) American Airlines Inc, 144A 7.250% 2/15/28 1,920,969
1,800 American Airlines Inc , (WI/DD) 8.500% 5/15/29 1,856,777
3,000 American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A 5.750% 4/20/29 2,874,118
2,867 (b) Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 2,518,344
2,000 Forward Air Corp, 144A 9.500% 10/15/31 1,899,698
3,050 United Airlines Inc, 144A 4.625% 4/15/29 2,722,764

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Transportation (continued)
$ 2,500 XPO Inc, 144A 7.125% 6/01/31 $ 2,526,940
Total Transportation 20,119,610
Utilities - 2.4%
500 AmeriGas Partners LP / AmeriGas Finance Corp 5.750% 5/20/27 477,549
1,800 Calpine Corp, 144A 3.750% 3/01/31 1,542,338
3,042 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 2,800,061
2,425 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 2,316,805
3,750 Talen Energy Supply LLC, 144A 8.625% 6/01/30 3,928,579
1,800 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 1,620,000
Total Utilities 12,685,332
Total Corporate Bonds
(cost $437,433,041) 432,621,696
Principal
Amount (000) Description (a)
Coupon
(d)
Reference
Rate (d) Spread (d) Maturity (e) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 9 .9% (d) X 51,537,302
Automobiles & Components - 0.3%
$ 1,800 Clarios Global LP, Term Loan 9.098% SOFR30A 3.750% 4/20/30 $ 1,805,175
Total Automobiles & Components 1,805,175
Capital Goods - 1.8%
2,250 Chart Industries, Inc., Term Loan 8.670% SOFR30A 3.250% 3/17/30 2,249,066
1,799 Emrld Borrower LP, Term Loan B 8.348% SOFR30A 3.000% 5/04/30 1,802,113
2,985 TransDigm, Inc., Term Loan I 8.640% SOFR90A 3.250% 8/24/28 2,989,821
2,430 Windsor Holdings III, LLC, Term
Loan B
9.820% SOFR30A 4.500% 8/01/30 2,440,291
Total Capital Goods 9,481,291
Commercial & Professional Services - 0.4%
2,130 Verscend Holding Corp., Term
Loan B
9.439% SOFR30A 4.000% 8/27/25 2,135,017
Total Commercial & Professional Services 2,135,017
Consumer Services - 0.7%
172 24 Hour Fitness Worldwide, Inc.,
Exit Term Loan
19.651% SOFR90A 14.000% 9/29/26 90,470
403 24 Hour Fitness Worldwide, Inc.,
Term Loan
10.652% SOFR90A 5.000% 12/29/25 157,620
3,192 Carnival Corporation, Term
Loan B
8.321% SOFR30A 3.000% 8/08/27 3,180,030
Total Consumer Services 3,428,120
Financial Services - 0.8%
2,500 Gtcr W Merger Sub, Term Loan
, (WI/DD)
TBD TBD TBD TBD 2,500,313
1,736 NFP Corp., Term Loan 8.713% SOFR30A 3.250% 2/13/27 1,732,367
Total Financial Services 4,232,680
Food, Beverage & Tobacco - 0.3%
1,641 Triton Water Holdings, Inc, Term
Loan
8.902% SOFR90A 3.250% 3/31/28 1,616,153
Total Food, Beverage & Tobacco 1,616,153

Principal
Amount (000) Description (a)
Coupon
(d)
Reference
Rate (d) Spread (d) Maturity (e) Value
Health Care Equipment & Services - 0.3%
$ 1,800 Select Medical Corporation,
Term Loan B1 , (WI/DD)
TBD TBD TBD TBD $ 1,802,808
Total Health Care Equipment & Services 1,802,808
Insurance - 1.3%
2,233 Acrisure, LLC, Term Loan B, First
Lien
9.900% 3-Month LIBOR 4.250% 2/15/27 2,234,808
2,643 Broadstreet Partners, Inc., Term
Loan B3 , (WI/DD)
TBD TBD TBD TBD 2,647,855
1,800 USI, Inc., Term Loan , (WI/DD) TBD TBD TBD TBD 1,800,450
Total Insurance 6,683,113
Media & Entertainment - 0.8%
1,278 DirecTV Financing, LLC, Term
Loan
10.556% SOFR30A +
SOFR90A
5.000% 8/02/27 1,259,400
978 Getty Images, Inc., Term Loan B 9.990% SOFR90A 4.500% 2/19/26 983,096
2,000 Virgin Media Bristol LLC, Term
Loan Q , (WI/DD)
TBD TBD TBD TBD 1,985,420
Total Media & Entertainment 4,227,916
Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
3,580 Jazz Financing Lux S.a.r.l., Term
Loan
8.963% SOFR30A 3.500% 5/05/28 3,589,880
2,500 Organon & Co, Term Loan 8.436% SOFR30A 3.000% 6/02/28 2,499,687
Total Pharmaceuticals, Biotechnology & Life Sciences 6,089,567
Software & Services - 0.7%
– McAfee, LLC, Term Loan B 9.170% SOFR30A 3.750% 2/03/29 0
3,401 Open Text Corporation, Term
Loan B
8.198% SOFR30A 2.750% 1/31/30 3,409,455
Total Software & Services 3,409,455
Telecommunication Services - 0.9%
4,718 Frontier Communications Corp.,
Term Loan B
9.213% SOFR30A 3.750% 10/08/27 4,639,306
Total Telecommunication Services 4,639,306
Transportation - 0.4%
1,985 Air Canada, Term Loan B 9.139% TSFR3M 3.500% 8/11/28 1,986,701
Total Transportation 1,986,701
Total Variable Rate Senior Loan Interests
(cost $51,451,522) 51,537,302
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1 .6 % X 8,573,253
Energy - 0.4%
$ 2,600 Energy Transfer LP 6.500% N/A (f) $ 2,434,617
Total Energy 2,434,617
Financial Services - 0.7%
3,892 Ally Financial Inc 6.700% 2/14/33 3,618,672
Total Financial Services 3,618,672

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities - 0.5%
$ 2,725 Edison International 5.375% N/A (f) $ 2,519,964
Total Utilities 2,519,964
Total $1,000 Par (or similar) Institutional Preferred
(cost $9,098,851) 8,573,253
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .0 % X 5,390,541
100,000
Invesco Senior Loan ETF
$ 2,090,000
133,140 (b),(g)
SPDR Bloomberg Short Term High Yield Bond ETF
3,300,541
Total Exchange-Traded Funds
(cost $5,367,113) 5,390,541
Shares Description (a) Value
–
COMMON STOCKS - 0 .6 % X 3,111,436
Consumer Services - 0.0%
182,331 (g) 24 Hour Fitness Worldwide Inc $ 1,459
86,730 (g) 24 Hour Fitness Worldwide Inc 867
Total Consumer Services 2,326
Semiconductors & Semiconductor Equipment - 0.0%
607 (g) Bright Bidco BV 230
Total Semiconductors & Semiconductor Equipment 230
Utilities - 0.6%
38,861 (g),(h) Energy Harbor Corp 3,108,880
Total Utilities 3,108,880
Total Common Stocks
(cost $2,658,957) 3,111,436
Shares Description (a) Value
–
WARRANTS - 0 .5 % X 2,575,648
Energy - 0.5%
13,860 Quarternorth Energy Holding Inc $ 1,857,240
18,918 Quarternorth Energy Holding Inc 378,360
36,435 Quarternorth Energy Holding Inc 340,048
Total Energy 2,575,648
Total Warrants
(cost $361,195) 2,575,648
Total Long-Term Investments
(cost $506,370,679) 503,809,876
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.8% X –
19,754,697 (i) State Street Navigator Securities Lending
Government Money Market Portfolio
5.370%(j) $ 19,754,697
Total Investments Purchased with Collateral from Securities Lending
(cost $19,754,697) 19,754,697
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 2.9%

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Coupon Value
X –
INVESTMENT COMPANIES - 2 .9 % X 15,033,755
15,033,755 BlackRock Liquidity Funds T-Fund 5.242%(k) $ 15,033,755
Total Investment Companies
(cost $15,033,755) 15,033,755
Total Short-Term Investments
(cost $15,033,755) 15,033,755
Total Investments (cost $ 541,159,131 ) - 103 .3% 538,598,328
Other Assets & Liabilities, Net -  (3.3)% (17,240,819)
Net Assets - 100% $ 521,357,509
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 432,621,696 $ – $ 432,621,696
Variable Rate Senior Loan Interests – 51,537,302 – 51,537,302
$1,000 Par (or similar) Institutional
Preferred – 8,573,253 – 8,573,253
Exchange-Traded Funds 5,390,541 – – 5,390,541
Common Stocks – 3,111,436 – 3,111,436
Warrants – 2,575,648 – 2,575,648
Investments Purchased with Collateral from
Securities Lending 19,754,697 – – 19,754,697
Short-Term Investments:
Investment Companies 15,033,755 – – 15,033,755
Total
$ 40,178,993 $ 498,419,335 $ – $ 538,598,328
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $18,977,666.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

(d) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(e) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(f) Perpetual security. Maturity date is not applicable.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(h) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with
Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(i) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.